Disclosures on Financial Instruments - Summary of Fair Value of Derivative Financial Instruments (Detail) ₨ in Millions, $ in Millions	Mar. 31, 2019 INR (₨)	Mar. 31, 2019 USD ($)	Mar. 31, 2018 INR (₨)
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	₨ (52,582.9)	$ (760.4)	₨ (33,348.3)
Foreign currency forward exchange contracts and options [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	(52,426.5)	(758.1)	(37,089.3)
Commodity derivatives [member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	1,019.5	14.7	(2.4)
Others including interest rate and currency swaps [Member]
Disclosure of detailed information about financial instruments [line items]
Fair value of derivative financial instruments	₨ (1,175.9)	$ (17.0)	₨ 3,743.4